Right-of-Use Assets - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	₺ 6,841,866	₺ 5,761,599
Interest expense on lease liabilities	1,146,344	1,200,653
Depreciation and amortization expenses	5,124,738	6,005,390
Right-of-use assets	₺ 10,173,872	8,859,214	₺ 11,628,706
Assets held for sale
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		₺ 1,916,539